ARCHITECT®	GOLDENSELECT DVA PLUS®
GOLDENSELECT LANDMARK®	GOLDENSELECT GRANITE PRIMELITE
GOLDENSELECT LEGENDS®	SIMPLICITY VARIABLE ANNUITY
WELLS FARGO LANDMARK	SmartDesign Variable Annuity
GOLDENSELECT ACCESS®	SmartDesign SIGNATURE
GOLDENSELECT PREMIUM PLUS®	SmartDesign ADVANTAGE
GOLDENSELECT FLEET PREMIUM PLUS®	ROLLOVER CHOICE VARIABLE ANNUITY
GOLDENSELECT ESII®	GOLDENSELECT VALUE
GOLDENSELECT GENERATIONS®	GOLDENSELECT ACCESS ONE
GOLDENSELECT OPPORTUNITIES®	GOLDENSELECT DVA
WELLS FARGO OPPORTUNITIES	GOLDENSELECT DVA SERIES 100

variable annuity contracts issued by
Venerable Insurance and Annuity Company and
Separate Account B of Venerable Insurance and Annuity Company
and
EQUI-SELECT	PRIMELITE

variable annuity contracts issued by
Venerable Insurance and Annuity Company and
Separate Account EQ of Venerable Insurance and Annuity Company
and
SPECTRADIRECT	SPECTRASELECT

variable annuities contracts issued by
Venerable Insurance and Annuity Company and
Separate Account U of Venerable Insurance and Annuity Company
and
GOLDENSELECT GENESIS I	GOLDENSELECT GENESIS FLEX

variable universal life insurance contracts issued by
Venerable Insurance and Annuity Company and
Separate Account A of Venerable Insurance and Annuity Company

Supplement Dated July 25, 2025

This supplement updates and amends certain information contained in your most recent annuity or life insurance contract prospectus, updating summary prospectus, and/or Notice, as applicable, and the most recent supplements thereto. Please read it carefully and keep it with your contract prospectus, updating summary prospectus, and/or Notice, as applicable, for future reference.

IMPORTANT INFORMATION ABOUT FEE REDUCTIONS FOR CERTAIN VENERABLE VARIABLE INSURANCE TRUST FUNDS

Effective June 17, 2025, the Board of Trustees of the Venerable Variable Insurance Trust approved a reduction in the expense limits for the Class V of the following Funds, resulting in reduced total net fees as follows:

FUND NAME	CURRENT EXPENSES Class V
Venerable International Index Fund	0.70%[1]
Venerable Small Cap Index Fund	0.68%[1]
Venerable World Appreciation Allocation Fund	1.00%[1]
Venerable World Moderate Allocation Fund	1.00%[1]

____________________
1 Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus. If the temporary expense reimbursement or fee waiver was not in place, the Current Expenses would be higher.

Page 1 of 2	July 2025

Accordingly, the Current Expenses shown for each of these Funds as shown in the Appendix A to each contract prospectus, updating summary prospectus, and/or Notice, as applicable, are revised to reflect these new Current Expense figures.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

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